Significant Financing Transactions	Nov. 18, 2019
Debt Disclosure [Abstract]
Significant Financing Transactions
Note 17. Significant Financing Transactions
Credit Facilities and Short-term Debt
The Companies use short-term debt to fund working capital requirements and as a bridge to long-term debt financings. The levels of borrowing may vary significantly during the course of the year, depending upon the timing and amount of cash requirements not satisfied by cash from operations. In addition, Dominion Energy utilizes cash and letters of credit to fund collateral requirements. Collateral requirements are impacted by commodity prices, hedging levels, Dominion Energy’s credit ratings and the credit quality of its counterparties.
Dominion Energy
At June 30, 2019, Dominion Energy’s commercial paper and letters of credit outstanding, as well as its capacity available under the credit facility, were as follows:

	Facility Limit	Outstanding Commercial Paper	Outstanding Letters of Credit	Facility Capacity Available
(millions)
Joint revolving credit facility (1)	$6,000	$2,526	$91	$3,383
(1)
This credit facility matures in March 2023 and can be used by the borrowers under the credit facility to support bank borrowings and the issuance of commercial paper, as well as to support up to a combined $2.0 billion of letters of credit.

In addition to the credit facility mentioned above, Dominion Energy also has a credit facility with a maturity date in June 2020 which allows Dominion Energy to issue up to approximately $21 million in letters of credit. At June 30, 2019, Dominion Energy had $11 million in letters of credit outstanding under this agreement.
In March 2019, DESC’s existing $700 million credit facility was terminated and DESC was added as a borrower to the joint revolving credit facility discussed above with Dominion Energy, Virginia Power, Dominion Energy Gas and Questar Gas. At June 30, 2019, the
sub-limit
for DESC was $500 million.
South Carolina Fuel Company, Inc.’s existing credit facility was terminated in February 2019. SCANA and PSNC’s existing credit facilities were terminated in March 2019. Liquidity needs for these entities may be satisfied through short-term intercompany borrowings from Dominion Energy.
In addition to the credit facilities mentioned above, SBL Holdco has $30 million of credit facilities which had an original stated maturity date of December 2017 with automatic one-year
renewals through the maturity of the SBL Holdco term loan agreement in 2023. Dominion Solar Projects III, Inc. has $25 million of credit facilities which had an original stated maturity date of May 2018 with automatic one-year
renewals through the maturity of the Dominion Solar Projects III, Inc. term loan agreement in 2024. At June 30, 2019, no amounts were outstanding under either of these facilities.
In February 2019, Dominion Energy Midstream terminated its $500 million revolving credit facility subsequent to repaying the outstanding balance of $73 million, plus accrued interest.
Virginia Power
Virginia Power’s short-term financing is supported through its access as co-borrower
to the joint revolving credit facility. This credit facility can be used for working capital, as support for the combined commercial paper programs of the borrowers under the credit facility and for other general corporate purposes.
At June 30, 2019, Virginia Power’s share of commercial paper and letters of credit outstanding under its joint credit facility with Dominion Energy, Dominion Energy Gas, Questar Gas and DESC was as follows:

	Facility Limit (1)	Outstanding Commercial Paper	Outstanding Letters of Credit
(millions)
Joint revolving credit facility (1)	$6,000	$1,300	$6
(1)
The full amount of the facility is available to Virginia Power, less any amounts outstanding to co-borrowers
Dominion Energy, Dominion Energy Gas, Questar Gas and DESC. The
sub-limit
for Virginia Power is set within the facility limit but can be changed at the option of the borrowers under the credit facility multiple times per year. At June 30, 2019, the sub-limit
for Virginia Power was $1.5 billion. If Virginia Power has liquidity needs in excess of its sub-limit,
the
sub-limit
may be changed or such needs may be satisfied through short-term intercompany borrowings from Dominion Energy. This credit facility matures in March 2023 and can be used to support bank borrowings and the issuance of commercial paper, as well as to support up to $2.0 billion (or the sub-limit,
whichever is less) of letters of credit.

Dominion Energy Gas
Dominion Energy Gas’ short-term financing is supported through its access as co-borrower
to the joint revolving credit facility. This credit facility can be used for working capital, as support for the combined commercial paper programs of the borrowers under the credit facility and for other general corporate purposes.
At June 30, 2019, Dominion Energy Gas’ share of commercial paper and letters of credit outstanding under its joint credit facility with Dominion Energy, Virginia Power, Questar Gas and DESC was as follows:

	Facility Limit (1)	Outstanding Commercial Paper	Outstanding Letters of Credit
(millions)
Joint revolving credit facility (1)	$1,500	$250	$—
(1)
A maximum of $1.5 billion of the facility is available to Dominion Energy Gas, assuming adequate capacity is available after giving effect to uses by co-borrowers
Dominion Energy, Virginia Power, Questar Gas and DESC. The
sub-limit
for Dominion Energy Gas is set within the facility limit but can be changed at the option of the borrowers under the credit facility multiple times per year. At June 30, 2019, the sub-limit

for Dominion Energy Gas was $750 million. If Dominion Energy Gas has liquidity needs in excess of its sub-limit,
the
sub-limit
may be changed or such needs may be satisfied through short-term intercompany borrowings from Dominion Energy. This credit facility matures in March 2023 and can be used to support bank borrowings and the issuance of commercial paper, as well as to support up to $1.5 billion (or the sub-limit,
whichever is less) of letters of credit.

In February 2019, Dominion Energy Midstream terminated its $500 million revolving credit facility subsequent to repaying the outstanding balance of $73 million, plus accrued interest.
Long-term Debt
Unless otherwise noted, the proceeds of long-term debt issuances were used for general corporate purposes and/or to repay short-term debt.
In February 2019, Dominion Energy Midstream repaid its $300 million variable rate term loan agreement due in December 2019 at the principal outstanding plus accrued interest.
In February and March 2019, DESC purchased certain of its first mortgage bonds having an aggregate purchase price of $1.2 billion pursuant to tender offers. Also in March 2019, SCANA purchased certain of its medium term notes having an aggregate purchase price of $300 million pursuant to a tender offer. Both DESC tender offers and the SCANA tender offer expired in the first quarter of 2019.
In March 2019, Dominion Energy issued $400 million of 4.60% senior notes that mature in 2049.
In March 2019, Dominion Energy issued an additional $200 million of its 4.25% senior notes that mature in 2028.
In May 2019, Virginia Power redeemed its $40 million 5.0% Economic Development Authority of the County of Chesterfield Pollution Control Refunding Revenue Bonds, Series 2009A, due in 2023 at the principal outstanding plus accrued interest.
In May 2019, GENCO redeemed its 5.49% senior secured notes due in 2024 at the remaining principal outstanding of $33 million plus accrued interest. In June 2019, the first mortgage lien on an electric generating facility that previously secured these notes was released.
In May 2019, Virginia Power remarketed four series of
tax-exempt
bonds, with an aggregate outstanding principal of $198 million to new investors. One of the bonds will bear interest at a coupon rate of 1.8% until April 2022, after which it will bear interest at a market rate to be determined at that time. Three of the bonds will bear interest at a coupon rate of 1.9% until June 2023, after which they will bear interest at a market rate to be determined at that time.
In June 2019, Dominion Energy purchased and cancelled $12 million and $13 million of its June 2006 hybrids and September 2006 hybrids, respectively. All purchases were conducted in compliance with the applicable replacement capital covenant.
In July 2019, Virginia Power issued $500 million of 2.875% senior notes that mature in 2029.
Remarketable Subordinated Notes
In June 2019, Dominion Energy successfully remarketed its $700 million 2016 Series
A-1
2.0% RSNs due 2021 and $700 million 2016 Series
A-2
2.0% RSNs due 2024 pursuant to the terms of the 2016 Equity Units. In connection with the remarketing, the interest rates on the Series
A-1
and Series
A-2
notes were reset to 2.715% and 3.071%, respectively, payable on a semi-annual basis, and Dominion Energy ceased to have the ability to redeem the notes at its option or defer interest payments. At June 30, 2019, the securities are included in junior subordinated notes in Dominion Energy’s Consolidated Balance Sheets. Dominion Energy did not receive any proceeds from the remarketing. Remarketing proceeds belong to the investors holding the related 2016 Equity Units and were used to purchase a portfolio of treasury securities. Upon maturity of the portfolio, the proceeds will be applied on behalf of investors at the settlement date of the related stock purchase contracts in August 2019 to pay the purchase price to Dominion Energy for issuance of shares of its common stock.
Noncontrolling Interest in Dominion Energy Midstream
In June 2018, Dominion Energy, as general partner, exercised an incentive distribution right reset as defined in Dominion Energy Midstream’s partnership agreement and received 26.7 million common units representing limited partner interests in Dominion Energy Midstream. As a result of the increase in its ownership interest in Dominion Energy Midstream, Dominion Energy recorded a decrease in noncontrolling interest, and a corresponding increase in shareholders’ equity, of $375 million reflecting the change in the carrying value of the interest in the net assets of Dominion Energy Midstream held by others.
In January 2019, Dominion Energy and Dominion Energy Midstream closed on an agreement and plan of merger pursuant to which Dominion Energy acquired each outstanding common unit representing limited partner interests in Dominion Energy Midstream not already owned by Dominion Energy through the issuance of 22.5 million shares of common stock valued at $1.6 billion. Under the terms of the agreement and plan of merger, each publicly held outstanding common unit representing limited partner interests in
Dominion Energy Midstream was converted into the right to receive 0.2492 shares of Dominion Energy common stock. Immediately prior to the closing, each Series A Preferred Unit representing limited partner interests in Dominion Energy Midstream was converted into common units representing limited partner interests in Dominion Energy Midstream in accordance with the terms of Dominion Energy Midstream’s partnership agreement. The merger was accounted for by Dominion Energy following the guidance for a change in a parent company’s ownership interest in a consolidated subsidiary. Because Dominion Energy controls Dominion Energy Midstream both before and after the merger, the changes in Dominion Energy’s ownership interest in Dominion Energy Midstream were accounted for as an equity transaction and no gain or loss was recognized. In connection with the merger, Dominion Energy recognized $40 million of income taxes in equity primarily attributable to establishing additional regulatory liabilities related to excess deferred income taxes and changes in state income taxes.
Subsequent to this activity, as a result of the Dominion Energy Gas Restructuring, Dominion Energy Gas is considered to have acquired all of the outstanding partnership interests of Dominion Energy Midstream and Dominion Energy Midstream became a wholly-owned subsidiary of Dominion Energy Gas.
2019 Corporate Units
In June 2019, Dominion Energy issued $1.6 billion of 2019 Equity Units, initially in the form of 2019 Series A Corporate Units. The Corporate Units are listed on the NYSE under the symbol DCUE. The net proceeds were used for general corporate purposes and to repay short-term debt, including commercial paper.
Each 2019 Series A Corporate Unit consists of a stock purchase contract and a 1/10, or 10%, undivided beneficial ownership interest in one share of Series A Preferred Stock. Beginning in June 2022, the Series A Preferred Stock is convertible at the option of the holder into Dominion Energy common stock under a formula based upon the average closing price of Dominion Energy common stock prior to the conversion date. The Series A Preferred Stock is redeemable in cash by Dominion Energy beginning September 2022 at the liquidation preference. Settlement of any conversion is payable in cash, common stock or a combination thereof, at Dominion Energy’s election.
The stock purchase contracts obligate the holders to purchase shares of Dominion Energy common stock in June 2022. The purchase price to be paid under the stock purchase contracts is $100 per Corporate Unit and the number of shares to be purchased will be determined under a formula based upon the average closing price of Dominion Energy common stock near the settlement date. The Series A Preferred Stock was pledged upon issuance as collateral to secure the purchase of common stock under the related stock purchase contracts.
Dominion Energy pays cumulative dividends on the Series A Preferred Stock and quarterly contract adjustment payments on the stock purchase contracts, at the rates described below. Dominion Energy may elect to pay such dividends and/or payments in cash, shares of Dominion Energy common stock or a combination of cash and shares of Dominion Energy common stock. Dominion Energy may defer the contract adjustment payments for one or more consecutive periods but generally not beyond the purchase contract settlement date. If payments are deferred, Dominion Energy may not make any distributions related to its capital stock, including dividends, redemptions, repurchases or liquidation payments. Also, during the deferral period, Dominion Energy may not make any payments on or redeem, repay or repurchase any debt securities that are equal in right of payment with, or subordinated to, the contract adjustment payments or make any payment on any guarantee of a security of a subsidiary if the guarantee ranks equal or junior to the contract adjustment payments. Unless all accumulated and unpaid dividends on the Series A Preferred Stock have been declared and paid, Dominion Energy may not make any distributions on any of its capital stock ranking equal or junior to the Series A Preferred Stock as to dividends or upon liquidation, as applicable, including dividends, redemptions, repurchases or liquidation payments. In such circumstances, Dominion Energy also may not make any contract adjustment payments or other similar types of payments, subject to certain exceptions.
Dominion Energy has recorded the present value of the stock purchase contract payments as a liability offset to common stock. Stock purchase contract payments are recorded against this liability. Accretion of the stock purchase contract liability is recorded as imputed interest expense. In calculating diluted EPS, Dominion Energy applies the treasury stock method to the stock purchase contracts and the if-converted
method to the Series A Preferred Stock. Under the terms of the stock purchase contracts, assuming no anti-dilution or other adjustments, the maximum number of shares of common stock Dominion Energy will issue in June 2022 is 21.8 million.
Selected information about Dominion Energy’s 2019 Equity Units is presented below:

Issuance Date	Units Issued	Total Net Proceeds (1)	Total Preferred Stock	Cumulative Dividend Rate	Stock Purchase Contract Annual Rate	Stock Purchase Contract Liability	Stock Purchase Contract Settlement Date
(millions except interest rates)
6/14/2019	16	$1,582	$1,610	1.75%	5.5%	$250	6/1/2022
(1)	Issuance costs of $28 million were recorded as a reduction to preferred stock ($14 million) and common stock ($14 million) in the Consolidated Balance Sheets.
Issuance of Common Stock
See Note 3 to the Consolidated Financial Statements for information on the issuance of Dominion Energy common stock in January 2019 in connection with the SCANA Combination. Also in January 2019, Dominion Energy acquired all outstanding partnership interests of Dominion Energy Midstream not owned by Dominion Energy through the issuance of common stock as noted above.
At-the-Market
Program
Dominion Energy has an
at-the-market
program pursuant to which it may offer common stock as discussed in Note 19 to the Consolidated Financial Statements in the Companies’ Annual Report on Form
10-K
for the year ended December 31, 2018
, as updated in Current Report on Form 8-K, filed November 18, 2019.

In the first quarter of 2019, Dominion Energy issued 2.1 million shares and received cash proceeds of $154 million, net of fees and commissions paid of $2 million. Following these issuances, Dominion Energy has the ability to issue $645 million of securities under its existing at-the-market
program.
Forward Sales Agreements
Dominion Energy entered in March 2018, and closed in April 2018, separate forward sale agreements with Goldman Sachs & Co. LLC and Credit Suisse Capital LLC, as forward purchasers, and an underwriting agreement with Credit Suisse Securities (USA) LLC and Goldman Sachs & Co. LLC, as representatives of the several underwriters named therein, relating to an aggregate of 20 million shares of Dominion Energy common stock. The underwriting agreement granted the underwriters a
30-day
option to purchase up to an additional
three
million shares of Dominion Energy common stock, which the underwriters exercised with respect to approximately 2.1 million shares in April 2018. Dominion Energy entered into separate forward sale agreements with the forward purchasers with respect to the additional shares. In December 2018, Dominion Energy received proceeds of $1.4 billion (after deducting underwriting discounts, but before deducting expenses, and subject to forward price adjustments under the forward sale agreements) upon the physical settlement of 22.1 million shares.
Dividend Restrictions
At June 30, 2019, DESC’s retained earnings are below the balance established by the Federal Power Act as a reserve on earnings attributable to hydroelectric generation plants. As a result, DESC is prohibited from the payment of dividends without regulatory approval until the balance of its retained earnings increases. There have been no other significant changes to dividend restrictions affecting the Companies described in Note 20 to the Consolidated Financial Statements in the Companies’ Annual Report on Form
10-K
for the year ended December 31, 2018
, as updated in Current Report on Form 8-K, filed November 18, 2019.